Consolidated statement of comprehensive income - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018 [1]	Jun. 30, 2017 [1]
Consolidated statement of comprehensive income
Profit/(loss) for the year	£ 18,881	£ (37,629)	£ 39,209
Items that may be reclassified to profit or loss
Movements on hedges	(6,720)	25,397	2,471
Income tax expense relating to movements on hedges (note 27.2)	(1,266)	(21,684)	(865)
Other comprehensive (loss)/income for the year, net of tax	(7,986)	3,713	1,606
Total comprehensive income/(loss) for the year	£ 10,895	£ (33,916)	£ 40,815

[1]	Comparative amounts have been restated—see note 33 for further details.